SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /
                                                                            ---

         Pre-Effective Amendment No.                                      /   /

         Post-Effective Amendment No.                                     /   /
                                                               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                   / X /
OF 1940

         Amendment No.                                                    /   /

                                               (Check appropriate box or boxes.)

AmeriPrime Insurance Trust - File Nos. 333-    and 811-
(Exact Name of Registrant as Specified in Charter)

1793 Kingswood Drive, Suite 200, Southlake, TX  76092
  (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:   (817) 431-2197

Kenneth Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, TX  76092
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: December 1, 1998

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) / / on pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on
(date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.


ASA0325D-093098-3

                           AmeriPrime Insurance Trust
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                           SHEPHERD VALUES GROWTH FUND
                     SHEPHERD VALUES AGGRESSIVE GROWTH FUND
                       SHEPHERD VALUES INTERNATIONAL FUND
                        SHEPHERD VALUES FIXED INCOME FUND


ITEM                                  SECTION IN PROSPECTUS

  1..............................     Cover Page
  2..............................     Summary of Fund Expenses
  3..............................     Performance Information
  4..............................     The Funds, Investment Objective and
                                      Strategies, Investment Policies and
                                      Techniques and Risk Considerations,
                                      Operation of the Funds,General Information
  5..............................     Operation of the Funds
  5A.............................     None
  6..............................     Cover Page, Dividends and Distributions,
                                      Taxes, General Information
  7..............................     Cover Page, The Funds, Purchase and
                                      Redemption of Shares, Valuation of Shares,
                                      Operation of the Funds
  8..............................     Purchase and Redemption of Shares
  9..............................     None
 13..............................     Investment Policies and Techniques and
                                      Risk Considerations
 15..............................     General Information


                             SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION

 10..............................     Cover Page
 11..............................     Table of Contents
 12..............................     None
 13..............................     Additional Information About Portfolio
                                      Investments and Risk Considerations,
                                      Investment Limitations
 14..............................     Trustees and Officers
 15..............................     None
 16..............................     The Investment Advisor, Custodian,
                                      Transfer Agent, Accountants
 17..............................     Portfolio Transactions and Brokerage
 18..............................     Description of the Trust
 19..............................     Determination of Share Price
 20..............................     None
 21..............................     Distributor
 22..............................     Investment Performance
 23..............................     None




PROSPECTUS                                                 _______________, 1998

                          SHEPHERD VALUES ANNUITY FUNDS

                        Shepherd Values Growth Portfolio
                   Shepherd Values Aggressive Growth Portfolio
                     Shepherd Values International Portfolio
                     Shepherd Values Fixed Income Portfolio


         Shepherd Values Annuity Funds (the "Funds") is a diversified open-end management investment company. The Fund is intended exclusively as an investment vehicle for variable annuity or variable life insurance contracts offered by the separate accounts of various insurance companies. The Fund offers four distinct Portfolios (collectively, the "Portfolios" and, individually, a "portfolio").

Shepherd Values Growth Portfolio ("Growth Portfolio"). The investment objective of the Growth Portfolio is long-term capital appreciation. The Growth Portfolio seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of United States issuers.

Shepherd Values Aggressive Growth Portfolio ("Aggressive Growth Portfolio"). The investment objective of the Aggressive Growth Portfolio is long-term capital appreciation. The Aggressive Growth Portfolio seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of United States issuers that are considered to be "emerging growth companies". These companies may not have significant operating histories and may be carry higher risks than more established companies.


Shepherd Values International Portfolio. ("International Portfolio"). The investment objective of the International Portfolio is long-term capital appreciation. The International Portfolio seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers.

Shepherd Values Fixed Income Portfolio ("Fixed Income Portfolio"). The Fixed Income Portfolio's investment objective is maximum total return and the preservation of capital. The Fixed Income Portfolio seeks to achieve it objective by investing under normal conditions, at least 65% of its total assets in fixed income securities of government and government-related issuers.

Each Portfolio shall seek to achieve its objectives through values-based investing. The process of values-based investing differs from traditional investing by way of the application of personal or organizational values as a filter on the assets in creating an investment portfolio in harmony with beliefs. It requires a substantial amount of additional research and information resources above and beyond traditional financial analysis. Screening a portfolio for values-based criteria typically occurred as the final step to implementing a portfolio. The Advisor will first identify their list of investments, while then screening this list to eliminate any companies not consistent with the pre-stated set of client specific values.Shares of the Portfolios are sold exclusively to separate accounts of insurance companies that offer variable annuity or variable life insurance contracts. To open an account and purchase shares of a Portfolio, please see the prospectus for the insurance company separate account governing the variable annuity or variable life insurance contract.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated ______________ has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above or by calling the insurance company sponsoring the variable life insurance or variable annuity contract The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. For a free copy of the Statement of Additional Information write to the Funds at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or call 1-800-___-____. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS











SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.



Annual Fund Operating Expenses (as a percentage of average net assets)1

                                                 Growth Fund        Aggressive       International    Fixed Income Fund
                                                                    Growth Fund           Fund
Management Fees                                     1.00%              1.25%             1.50%              0.75%
Other Expenses3                                     0.00%              0.00%             0.00%              0.00%
Total Fund Operating Expenses                       1.00%              1.25%             1.50%              0.75%


         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

         You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                    Portfolio                 1 Year            3 Years
                                    ---------                 ------            -------
                                    Growth Fund                $                 $
                                    Aggressive Growth Fund
                                    International Fund
                                    Fixed Income Fund


THE FUNDS

The Shepherd Values Annuity Funds were organized as series of the AmeriPrime Insurance Trust, an Ohio business trust on September 29, 1998. This prospectus offers shares of the Portfolios and each share represents an undivided, proportionate interest in the Portfolios. The investment advisor to the funds is Cornerstone Capital Management ("the Advisor"). The Funds consist of four series, or separate investment portfolios, which offer shares for investment by the Separate Accounts of various insurance companies. This Prospectus describes only the Portfolios.

A particular portfolio of the Fund may not be available under the Policy or Annuity Contract you have chosen or may not be available in your state due to certain state insurance law considerations. The prospectus or disclosure document for the particular Policy or Annuity Contract you have chosen will indicate the portfolios which are generally available under the applicable Policy or Annuity Contract and should be read in conjunction with this Prospectus.

There can be, of course, no assurance that the Portfolios will achieve their investment objectives. The Portfolios' investment objectives and, unless otherwise noted, their investment policies and techniques, may be changed by the Board of Trustees of the Fund without shareholder or Policyholder approval. A change in the investment objectives or policies of the Portfolios may result in the Portfolios having investment objectives or policies different from those that a Policyholder deemed appropriate at the time of investment.


                       INVESTMENT OBJECTIVE AND STRATEGIES



Shepherd Values Growth Portfolio:

         The investment objective of the Growth Portfolio is long-term capital appreciation. The Growth Portfolio seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of United States issuers. The Advisor selects common stocks which they believe have the potential for long-term growth based on the issuer's financial strength, quality of management and earnings power. The final selection criteria employed by the Advisor is the "values-based investing" approach. The process of values-based investing differs from traditional investing due to the application of personal or organizational values as a filter on the assets in creating an investment portfolio in harmony with the investors' beliefs. This technique requires a substantial amount of additional research and information resources above and beyond traditional financial analysis. Screening a portfolio for values-based criteria typically occurs as the final step in portfolio strategy. The Advisor will first identify their list of investments, and then screen the list to eliminate any companies not consistent with the pre-stated set of client specific values.Shepherd Values Aggressive Growth Portfolio:

         The investment objective of the Aggressive Growth Portfolio is long-term capital appreciation. The Aggressive Growth Portfolio seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of United States issuers that are considered to be "emerging growth companies". These companies may not have significant operating histories and may be carry higher risks than more established companies. The Advisor selects common stocks which they believe have the potential for long-term growth based on the issuer's financial strength, quality of management and earnings power. The final selection criteria employed by the Advisor is the "values-based investing" approach. The process of values-based investing differs from traditional investing due to the application of personal or organizational values as a filter on the assets in creating an investment portfolio in harmony with the investors beliefs. This technique requires a substantial amount of additional research and information resources above and beyond traditional financial analysis. Screening a portfolio for values-based criteria typically occurs as the final step in portfolio strategy. The Advisor will first identify their list of investments, and then screening the list to eliminate any companies not consistent with the pre-stated set of client specific values.

         Shepherd Values International Fund.  ("International Fund").

         The investment objective of the International Portfolio is long-term capital appreciation. The International Portfolio seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers. The Advisor selects common stocks which they believe have the potential for long-term growth based on the issuer's financial strength, quality of management and earnings power. The final selection criteria employed by the Advisor is the "values-based investing" approach. The process of values-based investing differs from traditional investing due to the application of personal or organizational values as a filter on the assets in creating an investment portfolio in harmony with the investors beliefs. This technique requires a substantial amount of additional research and information resources above and beyond traditional financial analysis. Screening a portfolio for values-based criteria typically occurs as the final step in portfolio strategy. The Advisor will first identify their list of investments, and then screening the list to eliminate any companies not consistent with the pre-stated set of client specific values.
Shepherd Values Fixed Income Fund ("Fixed Income Fund").

         The Fixed Income Portfolio's investment objective is maximum total return and the preservation of capital. The Fixed Income Portfolio seeks to achieve it objective by investing under normal conditions, at least 65% of its total assets in fixed income securities of government and government-related issuers. This Portfolio's investment objective is high total return by investing primarily in fixed income securities of government and government-related issuers. The Portfolio shall seek to achieve its objectives through values-based investing. The process of values-based investing differs from traditional investing by way of the application of personal or organizational values as a filter on the assets in creating an investment portfolio in harmony with beliefs. It requires a substantial amount of additional research and information resources above and beyond traditional financial analysis. Screening a portfolio for values-based criteria typically occurred as the final step to implementing a portfolio. The Advisor will first identify their list of investments, while then screening this list to eliminate any companies not consistent with the pre-stated set of client specific values.DIVIDENDS AND OTHER DISTRIBUTIONS The Portfolios intend to distribute substantially all of their net investment income, if any. Dividends, if any, from investment income normally are declared and paid annually in additional shares of the Portfolios at net asset value. Distributions of net realized capital gains from security transactions and net gains from foreign currency transactions, if any, normally are declared and paid in additional shares of the Portfolios at the end of the fiscal year.

                                                  TAXES

Each Portfolio intends to qualify and expects to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As such, a Portfolio is not subject to Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions, and net short-term capital gain, if any) and any net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. It is the Portfolios' intention to distribute all such income and gains.

Portfolio shares are offered only to the Separate Accounts (which are insurance company separate accounts that fund the Policies and the Annuity Contracts). Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the Separate Accounts, as well as the tax treatment of the Policies and Annuity Contracts and the holders thereof, see "Federal Tax Matters" included in the respective prospectuses for the Policies and the Annuity Contracts.

Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the 1940 Act. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because section 817(h) and the regulations thereunder treat each Portfolio's assets as assets of the related separate account, these limitations also apply to each Portfolio's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of each of the Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. Failure of the Portfolios to satisfy the section 817(h) requirements would result in taxation of the Separate Accounts, the insurance companies, the Policies, and the Annuity Contracts, and tax consequences to the holders thereof, other than as described in the respective prospectuses for the Policies and the Annuity Contracts.


     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion. Prospective investors are urged to consult their tax advisors.

                                    PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolios are sold and redeemed at their net asset value next determined after receipt of a purchase order or notice of redemption in proper form. Shares are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain sales and other charges may apply to the Policies and the Annuity Contracts. Such charges are described in the respective prospectuses for the Policies and the Annuity Contracts.

VALUATION OF SHARESEach Portfolio's net asset value per share is ordinarily determined, once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m., Eastern Standard time), on each day the Exchange is open. Net asset value of each Portfolio's shares is computed by dividing the value of the net assets of the Portfolio by the total number of Portfolio shares outstanding.

Except for money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. Securities for which market values are not readily available are valued at fair value as determined in good faith by the Investment Adviser and Co-Sub-Advisers under the supervision of the Fund's Board of Directors. Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


                             OPERATION OF THE FUNDS

         Each Portfolio is a diversified series of AmeriPrime Insurance Trust, an open-end management investment company organized as an Ohio business trust on September 30, 1998. The Board of Trustees supervises the business activities of the Funds. The Funds retains various organizations to perform specialized services. The Fund retains Cornerstone Capital Management, Inc. (the "Advisor") to manage the assets of each Portfolio. The Advisor, a Colorado Corporation has approximately $50 million in assets under management. The Adviser was founded by Messrs. Jason D. Huntley and Craig D. Van Hulzen, both Managing Directors and senior officers with the firm in 1996, as portfolio managers and analysts for a leading provider of "socially responsible" investment management. Portfolios are managed primarily through separate accounts, although the Advisor is the managing general partner for the Cornerstone Alpha Fund, L.P., a hedged equity investment limited partnership. Clients consist of individuals and institutions including private foundations, endowments, and corporate operating funds. In aggregate, the portfolio management team has nearly 10 years managing assets in a values-based manner. Messrs. Huntley and VanHulzen felt the need to build an asset management operation for values-based investors. Similar (but different) to socially responsible investing, values based investing empowers investors to align their personal or organizational beliefs with the financial objectives of their investment assets in attaining the "double bottom line." The two have set out to prove that one does not have to sacrifice return to invest in such a manner. Messrs. Huntley and VanHulzen are responsible for the day to day management of the Portfolios.
         The Portfolios are authorized to pay the Advisor a fee equal to an annual average rate of 1.00%, 1.25%, 1.50% and 0.75% for the Growth Portfolio, the Aggressive Growth Portfolio, the International Portfolio and the Fixed Income Portfolio, respectively. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Portfolio's expenses, except those specified above, are paid by the Advisor.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of each Fund's average daily net assets up to fifty million dollars, 0.075% of each Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of each Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $25,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Transfer Agent maintains a record of shareholder ownership and sends confirmations and statements of account. Shareholder inquires may be made in writing to 431 North Pennsylvania Street, Indianpolis, Indiana 46204, or by calling 1-800-___-____. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Funds may purchase or employ. The Statement of Additional Information provides more information.

Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Funds may in convertible preferred stocks or convertible bonds.

         The Funds may invest in foreign equity securities by purchasing American Depository Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest ADRs, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

         Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts ("REITS") and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Funds will not acquire any direct ownership of real estate.



         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Funds portfolios may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Foreign Securities. Foreign debt and equity securities, and securities denominated in or indexed to foreign currencies may be affected by the strength of those currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. These developments could include restrictions on foreign currency transactions and rules of exchange, or changes in administrations or monetary policies of foreign governments. Foreign securities purchased using foreign currencies may incur currency conversion costs. Foreign issuers and brokers may not be subject to accounting standards or governmental supervision comparable to U.S. issuers and brokers, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors.

         The Funds may enter into forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect the Fund from adverse exchange rate changes, the Fund may incur a loss if the Advisor incorrectly predicts foreign currency values.

         There is no limitation on the amount of the Fund's assets that may be invested in foreign securities or in any one country or currency, except that no more than 35% of the Fund's assets may be invested in companies operating exclusively in one foreign country.

 . The Funds may invest in short term fixed income securities. The Funds will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

 - Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).

 - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Zero Coupon Securities. Each Fund may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. A Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

Floating Rate Bonds may have interest rates that move in tandem with a benchmark, helping to stabilize their prices.

When-Issued and Delayed Delivery Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments.

Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund temporarily transfers possession of a Fund instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its assets. A reverse repurchase agreement is a form of borrowing and will be counted towards each Fund's borrowing restrictions.

Investment Companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by each Fund may be made through investment in other registered investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

Short-Term Instruments. Each Fund intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, a Fund's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in the Advisor's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets.

Short Sales. If the Fund anticipates that the price of a security will decline, it may sell the security short. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund must replace the borrowed security by purchasing it at the market price at the time the Fund chooses to close the short sale, or at the time it is required to do so by the lender, whichever is earlier. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.

         In connection with its short sales, the Fund will be required to maintain a segregated account with its custodian of cash or U.S. Government Securities or other high grade liquid debt securities equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

Leverage. Each Fund may each borrow up to one-third of the value of its total assets, from banks or through the use of reverse repurchase agreements, to increase its holdings of Fund securities. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of each Fund's securities and the corresponding Fund's net asset value and money borrowed by a Fund will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Floating Rate, Inverse Floating Rate, and Index Obligations. Each Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Fund will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. The Fund will not invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

Investment In Relatively New Issues. Each Fund intends to invest occasionally in the common stock of selected new issuers. If the Fund is to invest in credit instruments of relatively new issuers, it will only be in those issues where the Advisor believes there are strong covenant protections for the holder. If issuers meet the investment criteria discussed above, the Fund may invest in securities without respect to the age of the issuer. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Spiders.

Derivatives. Each Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. the Advisor will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of a Fund and when consistent with a Fund's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.

Options on Stocks or Bonds. Each Fund may write and purchase options on stocks or bonds. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying security sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

Options on Stock and Bond Indices. Each Fund may purchase and write put and call options on stock or bond indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedging purposes. A stock or bond index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier."

Successful use by a Fund of options on security indices will be subject to the Advisor's ability to predict correctly movement in the direction of the security market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

Futures Contracts on Stock and Bond Indices. Each Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of domestic or foreign securities ("Futures
Contracts"). This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.

         When used for hedging purposes, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures position taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. The risks of Futures Contracts also include a potential lack of liquidity in the secondary market and incorrect assessments of market. Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good faith deposit against performance of obligations under Futures Contracts written for a Fund. A Fund may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts, other than Futures Contracts used for hedging purposes, would exceed 5% of the market value of the Fund's total assets.


         General. The Funds may invest up to 5% of its net assets in Mortgage-Backed Securities, Zero Coupon Municipal Securities, Floating Rate Bonds, Foreign Currency Exchange Transactions, Options on Foreign Currencies and Illiquid Securities. The Fund may also invest up to 5% of its net assets in securities sold under Rule 144A (unregistered securities that can be resold to institutions only under SEC Rule 144A).



                               GENERAL INFORMATION



         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Portfolios may be changed without the affirmative vote of a majority of the outstanding shares of the Portfolios. Any such change may result in the Portfolios having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Portfolios.



         Portfolio Turnover. The Portfolios does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Portfolios would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the Portfolios will hold most securities from 1 to 5 years at a time and that portfolio turnover will not exceed 50% annually.



         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the offering made by this Prospectus, Will Carter purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.



                             PERFORMANCE INFORMATION

         The Portfolios may periodically advertise "average annual total return." The "average annual total return" of the Portfolios refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Portfolios may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Portfolio's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Portfolio's "average annual total return" as described above.

         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.



         The advertised performance data of the Portfolio is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Portfolios may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Portfolio will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.



Investment Advisor
Cornerstone Capital Management, Inc.6760 Corporate Drive, Suite 230 Colorado Springs, CO 80919

Sub-Investment Advisor                   Administrator
_______________________                  AmeriPrime Financial Services, Inc.
______________________                   1793 Kingswood Drive, Suite 200
______________________                   Southlake, Texas  76092

Custodian                                Distributor
Star Bank, N.A.                          AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118             1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                  Southlake, Texas  76092

Transfer Agent (all purchases and        Independent Auditors
all redemption requests)                 McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.              27955 Clemens Road
431 North Pennsylvania Street            Westlake, Ohio  44145
Indianapolis, Indiana  46204




No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Portfolios. This Prospectus does not constitute an offer by the Portfolios to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.





                                                                            Page





SUMMARY OF FUND EXPENSES

         Shareholder Transaction Expenses

         Annual Fund Operating Expenses

THE FUND

INVESTMENT OBJECTIVE AND STRATEGIES

HOW TO INVEST IN THE FUND

         Initial Purchase

         Additional Investments

         Automatic Investment Plan

         Tax Sheltered Retirement Plans

         Other Purchase Information

HOW TO REDEEM SHARES

         By Mail

         By Telephone

         Additional Information

SHARE PRICE CALCULATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

OPERATION OF THE FUND

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

GENERAL INFORMATION

         Fundamental Policies

         Portfolio Turnover

         Shareholder Rights

                          SHEPHERD VALUES ANNUITY FUNDS




                       STATEMENT OF ADDITIONAL INFORMATION



                                                   ________________, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Shepherd Values Annuity Funds dated ___________, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Unified Fund Services, 431 N. Pennsylvania Street, Indianapolis, IN 46204.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                           PAGE


DESCRIPTION OF THE TRUST..................................................... 3

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS AND RISK
 CONSIDERATIONS.............................................................  3

INVESTMENT LIMITATIONS......................................................  6

THE INVESTMENT ADVISOR......................................................  6

TRUSTEES AND OFFICERS.......................................................  8

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................  9

DETERMINATION OF SHARE PRICE................................................ 10

INVESTMENT PERFORMANCE...................................................... 10

CUSTODIAN..................................................................  11

TRANSFER AGENT.............................................................. 11

ACCOUNTANTS................................................................. 11

DISTRIBUTOR................................................................. 11

DESCRIPTION OF THE TRUST

         Shepherd Values Annuity Funds (the "Fund") is an open-end diversified investment company. The Fund is intended exclusively as an investment vehicle for variable annuity or variable life insurance contracts offered by the separate accounts of various insurance companies. The Fund offers four distinct Portfolios (collectively, the "Portfolios" and, individually, a "portfolio"). The portfolios were organized as series of AmeriPrime Insurance Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 30, 1998 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Portfolio is one of a series of portfolio currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Portfolios, see "The Funds" and "Purchase and Redemption of Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Portfolio's assets, see "Valuation of Shares" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments each Portfolio may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies", "Risk Considerations" and "Investment Policies and Techniques").

 Inverse Floating Rate Obligations. Each portfolio may invest in debt securities with interest payments or maturity values that are not fixed, but float inversely to an underlying index or price.

         These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the portfolio will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Portfolio cannot invest.

         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

Options on Securities Indices. Each Portfolio may purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         A Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a `closing sale transaction' which involves liquidating the Portfolio's position by selling the option previously purchased.

         When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the Custodian for the Portfolio.

         Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Advisor believes the option can be closed out.

         Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in a Portfolio's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate Portfolio securities to meet settlement obligations.

Foreign Securities. Each Portfolio may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

                  Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, a Portfolio may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     Financial Services Industry Obligations. Each Portfolio may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.


Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Portfolio) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, each Portfolio intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which a Portfolio engages in repurchase transactions.

Leveraging. Leveraging a Portfolio creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Portfolio shares and in the yield on a Portfolio's Fund. Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Portfolio which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.


Securities Lending. Each Portfolio may lend securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, they will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

         The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission ("SEC") that a Portfolio may engage in loan transactions only under the following conditions: (1) a Portfolio must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

                             INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Portfolio and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Portfolio means the lesser of (1) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Portfolio. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Portfolios will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio's total assets at the time when the borrowing is made. This limitation does not preclude the Portfolio from entering into reverse repurchase transactions, provided that the Portfolio has an asset coverage of 300% for all borrowings and repurchase commitments of the Portfolio pursuant to reverse repurchase transactions.

         2. Senior Securities. The Portfolios will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Portfolio, provided that the Portfolio's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

         3. Underwriting. The Portfolios will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of Portfolio securities (including restricted securities), a Portfolio may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Portfolios will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Portfolios will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Portfolio from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans.  The Portfolios will not make loans to other persons,  except
(a) by loaning Portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. Each Portfolio will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Portfolio and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Portfolios will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Portfolio except as may be necessary in connection with borrowings described in limitation
(1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. Each Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

         3. Margin Purchases. The Portfolios will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. The Portfolios will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and this Statement of Additional Information.

     5. Illiquid Securities. No Portfolio will invest more than 15% of its net assets in illiquid securities.

                             THE INVESTMENT ADVISOR

         The Funds' investment advisor is Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, Colorado 80919 (the "Advisor"). The Advisor is jointly controlled by Jason Huntley and Craig Van Hulzen.
         Under the terms of the management agreement (the "Agreement"), the Advisor manages each Portfolio's investments subject to approval of the Board of Trustees and pays all of the expenses of each Portfolio except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Portfolios' expenses, the Portfolios are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of ______% of the average daily net assets of the Shepherd Values Growth Fund and Shepherd Values Aggressive Growth Fund, 1.__% of the average daily net assets of the Shepherd Values International Fund, 0.__% of the average daily net assets of the Shepherd Values Fixed Income. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name "Shepherd Values" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Shepherd Values" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

                              TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.



 Name, Age and Address                 Position                      Principal Occupations During
                                                                          Past 5 Years









   * Kenneth D. Trumpfheller           President and Trustee          President, Treasurer and Secretary of AmeriPrime
   Age:  40                                                           Financial Services, Inc., the Funds'
   1793 Kingswood Drive                                               administrator, and AmeriPrime Financial
   Suite 200                                                          Securities, Inc., the Funds' distributor.  Prior
   Southlake, Texas  76092                                            to December, 1994, a senior client executive with
                                                                      SEI Financial Services.









   Julie A. Feleo                      Secretary, Treasurer           Secretary, Treasurer and Chief Financial Officer
   Age:  32                                                           of AmeriPrime Financial Services, Inc. and
   1793 Kingswood Drive                                               AmeriPrime Financial Securities, Inc.; Fund
   Suite 200                                                          Reporting Analyst at Fidelity Investments from
   Southlake, Texas  76092                                            1993 to 1997; Fund Accounting Analyst at Fidelity
                                                                      Investments in 1993.  Prior to 1993, Accounting
                                                                      Manager at Windows Presentation Manager
                                                                      Association.

                  [To be completed by amendment]

                  Aggregate Compensation                                          Total Compensation from Trust
                    Name                                 from Trust/+/              and Other AmeriPrime Funds/*/


                                        [TO BE COMPLETED BY AMENDMENT]

      /*/ The "other AmeriPrime funds" are ___________________.
     /+/ Estimated compensation for the fiscal year ending _______, 1998.




                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Portfolio's investment decisions and the placing of each Portfolio's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Portfolios and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Portfolio effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Portfolios. Although research services and other information are useful to the Portfolios and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Portfolios under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When a Portfolio and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

                          DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Portfolio is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Portfolio's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Valuation of Shares" in the Prospectus.

                             INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         Each Portfolio's investment performance will vary depending upon market conditions, the composition of each Portfolio's Fund and operating expenses of each Portfolio. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Portfolio's performance to those of other investment companies or investment vehicles. The risks associated with each Portfolio's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Portfolio may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the Portfolio holdings of the Portfolio or considered to be representative of the market in general.

         In addition, the performance of each Portfolio may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Portfolio. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                                    CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of each Portfolios investments. The Custodian acts as each Portfolio's depository, safekeeps its Portfolio securities, collects all income and other payments with respect thereto, disburses funds at a Portfolio's request and maintains records in connection with its duties.

                                 TRANSFER AGENT
Unified Fund Services, Inc. 431 North Pennsylvania Street, Indianapolis, Indiana acts as each Portfolio's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Portfolio's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data Services, Inc. provides each Portfolio with certain monthly reports, record-keeping and other management-related services.

                                   ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 1999. McCurdy & Associates performs an annual audit of each Portfolio's financial statements and provides financial, tax and accounting consulting services as requested.

                                   DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas is the agent for distribution of shares of each Portfolio. The distributor is obligated to sell the shares of each Portfilio on a best efforts basis only against purchase orders for the shares. Shares of each Portfolio are offered to the public on a continuous basis.

                          AmeriPrime Insurance Trust


PART C.           OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements

                           Included in Part A:  None

                           Included in Part B:  None

                  (b)      Exhibits

                           (1)      Copy of Registrant's Agreement and
                                    Declaration of Trust is filed herewith.

                           (2) Copy of Registrant's By-Laws is filed herewith.

                           (3)      Voting Trust Agreements - None.

                           (4)      Specimen of Share Certificates - None.

                           (5) Copy of  Registrant's  Management  Agreement with
                               its Adviser (to be supplied).

                           (6) Copy of Registrant's Underwriting or Distribution Contracts and Agreements with Principal Underwriters and Distributors (to be supplied).

                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

                           (8) Copy of Registrant's Agreement with the Custodian
                               (to be supplied).

                           (9)      Other Material Contracts - None.

                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

                           (11)  Consent of  independent  public  accountants  -
                                 None.

                           (12)     Financial Statements Omitted from Item 23 -
                                     None.

                           (13) Copy of Letter of  Initial  Stockholders  (to be
                                supplied).

                           (14) Model Plan used in Establishment of any Retirement Plan - None.

                           (15)     12b-1 Distribution Expense Plan - None.

                           (16) Schedule for Computation of Each Performance Quotation - None.

                           (17)     Financial Data Schedule - None.

                           (18) Rule 18f-3 Plan - None.

Item 25.          Persons Controlled by or Under Common Control with the
                  Registrant

                  None.

Item 26.          Number of Holders of Securities (as of September 15, 1998)
--------          ----------------------------------------------------------

      Title of Class                             Number of Record Holders

Shepherd Values Growth Fund                                 0
Shepherd Values Aggressive Growth Fund                      0
Shepherd Values International Fund                          0
Shepherd Values Fixed Income Fund                           0

Item 27.          Indemnification

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                            Section   6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a
                                    party or otherwise or with which such person
                                    may be or may have been threatened, while in
                                    office or thereafter,  by reason of being or
                                    having  been  such  a  Trustee  or  officer,
                                    director  or  trustee,  and  except  that no
                                    Covered Person shall be indemnified  against
                                    any   liability   to   the   Trust   or  its
                                    Shareholders  to which such  Covered  Person
                                    would  otherwise  be  subject  by  reason of
                                    willful   misfeasance,   bad  faith,   gross
                                    negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.
                           The  Registrant  may  not  pay  for  insurance  which
protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                  (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

                  A. Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 ("Cornerstone"), adviser to Shepherd Values Growth Fund, Shepherd Values Aggressive Growth Fund, Shepherd Values International Fund, and Shepherd Values Fixed Income Fund, is a registered investment adviser.

                           (1) Cornerstone has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of Cornerstone:

                             (a) Ted  Ehrlichman,  Managing  Director  of
                                 Cornerstone, was a founder and principal with SunTek, Inc., a Pension Consultant in Colorado Springs, Colorado from 1995 to 1997. Prior to that he Mr. Erlichman was Vice-Presi-dent of Marketing for Current, Inc. a consumer products firm.

                             (b) Frank Franiak, Managing Director of Cornerstone
                                 is president of Monroe Capital, Inc., a Consultant in Chicago, Illinois since 1992.

                             (c) Jason Huntley, Managing Director of Cornerstone
                                 was a director of of Institutional Services and a registered representative for Walnut Street Advisors from 1996 to 1997. Mr. Huntley was Director of client services for Durham & Assoc. Investment Counsel from 1994 to 1996. Prior to that he was a registered representative for Olde Discount Brokersand The Equitable in 1994. Prior to that he was a research assistant for Financial Network Investment Corp.

                             (d) Craig Van Hulzen, Managing Director of
                                 Cornerstone was a director of of Research for Walnut Street Advisors From 1995 to 1997.Prior to that he was a research assistant for Financial Network Investment Corp.


Item 29.          Principal Underwriters

                  AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller,
                  1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.

Item 30.          Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, Unified Fund Services, 431 N. Pennsylvania Street, Indianapolis, IN 46204.

Item 31.          Management Services Not Discussed in Parts A or B

                  None.

Item 32.          Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                        SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Southlake, State of Texas, on the 29th day of September, 1998.

                                                     AmeriPrime Insurance Trust


                                                     By:/s/
                                                        Kenneth D. Trumpfheller
                                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/
Kenneth D. Trumpfheller, President and Trustee

September 29, 1998

                                                       EXHIBIT INDEX

                                                                            PAGE


1.       Agreement and Declaration of Trust.............................EX-99.B1

2.       By-laws .......................................................EX-99.B2

3.       Opinion and Consent of Brown, Cummins & Brown Co., L.P.A......EX-99.B10



                                      - 2 -